Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

January 31, 2020

CAF-QTLY-0320
1.813030.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.0%
Entertainment - 1.9%
Activision Blizzard, Inc.	1,130,600	$66,117
Electronic Arts, Inc. (a)	366,100	39,510
		105,627
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	98,400	140,986
Class C (a)	84,615	121,357
Facebook, Inc. Class A (a)	730,500	147,495
Tencent Holdings Ltd.	1,260,400	60,109
Wise Talent Information Technology Co. Ltd. (a)	1,413,000	3,097
		473,044
Wireless Telecommunication Services - 0.7%
Sprint Corp. (a)	2,589,200	11,315
T-Mobile U.S., Inc. (a)	387,700	30,702
		42,017

TOTAL COMMUNICATION SERVICES		620,688

CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.9%
Ferrari NV (b)	293,100	49,481
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A (a)	2,038,400	42,480
Hotels, Restaurants & Leisure - 0.4%
Dalata Hotel Group PLC	4,407,729	22,316
Household Durables - 1.8%
D.R. Horton, Inc.	1,105,900	65,469
NVR, Inc. (a)	9,920	37,864
		103,333
Internet & Direct Marketing Retail - 4.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,600	72,844
Amazon.com, Inc. (a)	47,600	95,615
Fiverr International Ltd.	42,700	1,114
Pinduoduo, Inc. ADR (a)	143,800	5,065
The Booking Holdings, Inc. (a)	50,500	92,443
		267,081
Specialty Retail - 2.7%
Five Below, Inc. (a)	138,400	15,670
National Vision Holdings, Inc. (a)	460,700	15,719
Ross Stores, Inc.	618,000	69,333
Ulta Beauty, Inc. (a)	201,800	54,064
		154,786
Textiles, Apparel & Luxury Goods - 1.2%
Anta Sports Products Ltd.	1,428,000	12,432
Aritzia LP (a)	134,851	2,550
Canada Goose Holdings, Inc. (a)(b)	478,492	14,332
LVMH Moet Hennessy Louis Vuitton SE	55,300	24,082
LVMH Moet Hennessy Louis Vuitton SE	34,300	14,921
		68,317

TOTAL CONSUMER DISCRETIONARY		707,794

CONSUMER STAPLES - 5.9%
Beverages - 2.0%
Coca-Cola European Partners PLC	626,500	32,960
Keurig Dr. Pepper, Inc. (b)	993,700	28,350
Kweichow Moutai Co. Ltd. (A Shares)	55,300	8,122
Pernod Ricard SA	269,900	46,846
		116,278
Household Products - 3.3%
Energizer Holdings, Inc. (b)	1,154,500	53,407
Procter & Gamble Co.	1,054,100	131,362
Reckitt Benckiser Group PLC	5	0
		184,769
Personal Products - 0.6%
Coty, Inc. Class A	12,005	123
Estee Lauder Companies, Inc. Class A	165,300	32,260
		32,383

TOTAL CONSUMER STAPLES		333,430

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc. (a)	517,360	30,648
Hess Corp.	1,011,000	57,192
		87,840
FINANCIALS - 8.6%
Banks - 3.8%
Citigroup, Inc.	1,090,200	81,122
M&T Bank Corp.	520,100	87,647
Wells Fargo & Co.	986,300	46,297
		215,066
Capital Markets - 2.6%
CME Group, Inc.	364,356	79,105
Morningstar, Inc.	178,900	28,068
Netwealth Group Ltd.	347,103	1,852
The Blackstone Group LP	581,900	35,537
XP, Inc. Class A (a)	38,700	1,553
		146,115
Insurance - 2.2%
Aon PLC	263,000	57,926
The Travelers Companies, Inc.	506,100	66,613
		124,539

TOTAL FINANCIALS		485,720

HEALTH CARE - 12.7%
Biotechnology - 2.1%
AbbVie, Inc.	1,308,200	105,990
BioNTech SE ADR (a)(b)	135,500	3,958
Innovent Biolgics, Inc. (a)(c)	267,000	1,024
Neurocrine Biosciences, Inc. (a)	85,900	8,597
		119,569
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	1,737,800	72,762
Danaher Corp.	79,600	12,805
Haemonetics Corp. (a)	160,900	17,279
Intuitive Surgical, Inc. (a)	82,600	46,238
Penumbra, Inc. (a)	74,000	12,984
		162,068
Health Care Providers & Services - 1.1%
Guardant Health, Inc. (a)	40,600	3,087
HealthEquity, Inc. (a)	229,800	15,181
UnitedHealth Group, Inc.	159,054	43,334
		61,602
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	96,700	14,177
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	44,000	4,021
Bio-Techne Corp.	11,800	2,478
Bruker Corp.	615,700	30,459
Codexis, Inc. (a)	399,200	6,259
Mettler-Toledo International, Inc. (a)	37,900	28,697
Thermo Fisher Scientific, Inc.	269,200	84,311
		156,225
Pharmaceuticals - 3.6%
AstraZeneca PLC sponsored ADR	1,897,500	92,408
Horizon Pharma PLC (a)	967,800	33,379
Perrigo Co. PLC	633,800	36,152
Zoetis, Inc. Class A	312,863	41,989
		203,928

TOTAL HEALTH CARE		717,569

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.3%
HEICO Corp. Class A	189,600	18,230
Building Products - 0.7%
Kingspan Group PLC (Ireland)	647,015	39,933
Commercial Services & Supplies - 0.0%
Edenred SA	10,900	590
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	128,300	13,291
Machinery - 2.2%
ESCO Technologies, Inc.	66,900	6,420
Gardner Denver Holdings, Inc. (a)	2,305,900	81,421
IDEX Corp.	214,900	35,211
		123,052
Professional Services - 1.5%
Experian PLC	1,324,100	46,089
TransUnion Holding Co., Inc.	434,800	39,871
		85,960
Road & Rail - 2.4%
Knight-Swift Transportation Holdings, Inc. Class A	517,301	19,182
Lyft, Inc.	299,700	14,230
Rumo SA (a)	3,739,700	20,259
Uber Technologies, Inc.	2,198,000	79,765
		133,436

TOTAL INDUSTRIALS		414,492

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	71,200	4,532
Electronic Equipment & Components - 0.6%
Keyence Corp.	41,800	14,051
Zebra Technologies Corp. Class A (a)	81,000	19,361
		33,412
IT Services - 9.2%
Black Knight, Inc. (a)	875,600	58,595
Booz Allen Hamilton Holding Corp. Class A	243,800	19,026
CACI International, Inc. Class A (a)	129,900	34,740
Fiserv, Inc. (a)	501,600	59,495
MongoDB, Inc. Class A (a)	28,500	4,671
Square, Inc. (a)	424,400	31,698
Verra Mobility Corp. (a)	1,142,600	18,202
Visa, Inc. Class A	1,473,002	293,083
		519,510
Semiconductors & Semiconductor Equipment - 7.3%
ASML Holding NV	158,300	44,428
Lam Research Corp.	136,400	40,676
Marvell Technology Group Ltd.	135,500	3,257
NVIDIA Corp.	467,884	110,622
NXP Semiconductors NV	775,700	98,405
Qualcomm, Inc.	1,318,900	112,515
Universal Display Corp.	16,400	2,889
		412,792
Software - 13.9%
Adobe, Inc. (a)	468,807	164,617
Bill.Com Holdings, Inc. (a)	151,000	7,598
Cloudflare, Inc. (a)	31,600	564
Intuit, Inc.	207,239	58,106
Manhattan Associates, Inc. (a)	237,600	20,305
Microsoft Corp.	2,586,540	440,311
Salesforce.com, Inc. (a)	499,500	91,064
SolarWinds, Inc. (a)	373,400	7,065
		789,630
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	391,387	121,138

TOTAL INFORMATION TECHNOLOGY		1,881,014

MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	132,400	31,605
Albemarle Corp. U.S. (b)	72,600	5,828
Sherwin-Williams Co.	84,300	46,954
		84,387
Metals & Mining - 0.8%
Barrick Gold Corp. (b)	2,640,000	48,893

TOTAL MATERIALS		133,280

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	582,600	135,012
Prologis, Inc.	496,400	46,106
		181,118
UTILITIES - 0.7%
Water Utilities - 0.7%
American Water Works Co., Inc.	279,300	38,041
TOTAL COMMON STOCKS
(Cost $4,232,506)		5,600,986

Nonconvertible Preferred Stocks - 1.2%
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR
(Cost $78,481)	4,893,000	69,040

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.58% (d)	4,559,976	4,561
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	95,395,766	95,405
TOTAL MONEY MARKET FUNDS
(Cost $99,966)		99,966
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $4,410,953)		5,769,992
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(109,956)
NET ASSETS - 100%		$5,660,036

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,024,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$58
Fidelity Securities Lending Cash Central Fund	196
Total	$254

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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